Variable Interest Entity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Variable Interest Entity [Abstract]
Variable Interest Entity
3.	Variable Interest Entity
As part of the 2023-2024 catastrophe excess of loss reinsurance placement, which incepted on June 1, 2023, AIIC entered into a reinsurance agreement with Catstyle, a segregated account controlled by the Company. Catstyle provides reinsurance coverage for layer one of the Company’s catastrophe reinsurance program effective June 1, 2023 through May 31, 2024, June 1, 2024 through May 31, 2025, and June 1, 2025 through May 31, 2026. Catstyle reinsurance eliminates in consolidation.
To establish the Catstyle, AIIG entered into a master preference shareholder agreement with Artex whereby AIIG purchased 1,000 non-voting
redeemable preference shares, par value of $1.00, to become the sole shareholder of Catstyle. AIIG also contributed additional surplus in order to fully capitalize Catstyle.
The Company was determined to be the primary beneficiary of Catstyle, a silo that is a VIE within Artex, as AIIG has the power to direct the activities that significantly affect the economic performance as well as the obligation to absorb losses and the right to receive benefits that could potentially be significant of Catstyle. Thus, AIIG has consolidated the assets, liabilities and operations of Catstyle in its condensed consolidated financial statements with intercompany balances and transactions eliminated in consolidation.
The following table presents, on a consolidated basis, the balance sheet classification and exposure of restricted cash and investments held in the segregated account, which are used to settle reinsurance obligations of the VIE as of the dates presented. Restricted cash and investments held in the segregated account are required to be held in a trust account solely for the benefit of the Company and can be used to settle activity under the reinsurance agreement. Any restricted cash or investments held in the segregated account not actively being used to settle activity under the reinsurance agreement can be paid to the Company by dividend based upon underwriting results of the segregated account or by expiration or termination of the reinsurance agreement. Catstyle cannot declare or pay dividends without necessary approvals from the Bermuda Monetary Authority (the “Authority”).

	September 30, 2025	December 31, 2024
Restricted Cash	$38,991	$5,516
Fixed maturity securities	—	12,669

Total	$38,991	$18,185

3.	Variable Interest Entity
As part of the 2023-2024 catastrophe excess of loss reinsurance placement which incepted on June 1, 2023, AIIC entered into a reinsurance agreement with Catstyle, a segregated account and controlled by the Company. Catstyle provides reinsurance coverage for layer one of the Company’s catastrophe reinsurance program effective June 1, 2023 through May 31, 2024 and June 1, 2024 through May 31, 2025. Catstyle reinsurance eliminates in consolidation.
To establish the Catstyle Segregated Account, AIIG entered into a master preference shareholder agreement with Artex whereby AIIG purchased 1,000 non-voting
redeemable preference shares, par value of $1.00, to become the sole shareholder of Catstyle. AIIG also contributed additional surplus in order to fully capitalize Catstyle.
The Company was determined to be the primary beneficiary of Catstyle, a silo that is a VIE within Artex, as AIIG has the power to direct the activities that significantly affect the economic performance as well as the obligation to absorb losses and the right to receive benefits that could potentially be significant of Catstyle. Thus, AIIG has consolidated the assets, liabilities and operations of Catstyle in its consolidated financial statements for the years ended December 31, 2024 and December 31, 2023 with intercompany balances and transactions eliminated in consolidation.
The following table presents, on a consolidated basis, the balance sheet classification and exposure of cash, restricted cash and investments held in the segregated account, which are used to settle reinsurance obligations of Catstyle as of the dates presented. Cash, restricted cash and investments held in the segregated account are required to be held in a trust account solely for the benefit of the Company and can be used to settle activity under the reinsurance agreement. Any cash, restricted cash or investments held in the segregated account not actively being used to settle activity under the reinsurance agreement can only be paid to the Company by dividend based upon underwriting results of the segregated account or by expiration or termination of the reinsurance agreement. Catstyle cannot declare or pay dividends without necessary approvals from the Bermuda Monetary Authority.

	December 31,
	2024	2023
Cash	$—	$19
Restricted Cash	5,516	—
Fixed maturity securities	12,669	7,017

Total	18,185	7,036